Cover	9 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	CELULARITY INC.
Entity Central Index Key	0001752828
Entity Tax Identification Number	83-1702591
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	170 Park Avenue
Entity Address, City or Town	Florham Park
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07932
City Area Code	(908)
Local Phone Number	768-2170
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	170 Park Avenue
Entity Address, City or Town	Florham Park
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07932
City Area Code	(908)
Local Phone Number	768-2170
Contact Personnel Name	Robert J. Hariri,